GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of June 30, 2012 the Company had an accumulated deficit of approximately $340,000. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

The Company maintains daily operations and capital needs through the receipts of monthly account residuals received directly from the Company’s processors. During the six months ended June 30, 2012 the Company sold 1,550,000 (4,650,000 post dividend) shares of common stock for $0.10 ($0.0333 post dividend) per share and received $155,000. The Company expects to increase sales of additional merchant accounts over the course of this fiscal year.

The Company is planning on filing a registration statement, whereby the Company will be registering the six million shares of common stock owned by Mediswipe. Once the registration statement has been declared effective by the appropriate regulatory bodies, Mediswipe will be distributing the six million shares of common stock, on a pro rata basis to the Mediswipe shareholders as of a record date to be determined.

GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of December 31, 2011 the Company had an accumulated deficit of $196,357 and a working capital deficit of $25,057. The Company used $68,200 and $16,499 in cash in operations for the year ended December 31, 2011 and for the period from inception through December 31, 2010, respectively. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

The Company presently maintains daily operations and capital needs through the receipts of monthly account residuals the Company receives directly from the Company’s processors. From time to time when the Company needs additional funds, the Company has been able to get advances from Mediswipe (parent). Additionally, the Company’s CEO, B. Michael Friedman has loaned the Company money in the past. The Company expects to increase sales of additional merchant accounts over the course of this fiscal year.

Recent Events

The Company has been approved by the Common Short Code Administration for use and operation of the international short code “MY800” (69800) as proprietary intellectual property with the use of unlimited keywords. The Company’s Short Message Service (SMS) gateway offers a hosted messaging platform to SMS-enable any application, website or system. This will enable the Company’s customers the immediate capability to deliver and receive messages to and from any application, via the Company’s licensed messaging platform allowing brick and mortar retailers or online businesses to offer branded message offerings, notifications, mobile coupons and payment solutions to any mobile device.

The Company operates and will seek to trademark the following domains and brands: www.800commerce.com, www.my800doctor.com, www.my800realtor.com, www.my800creditrepair.com, www.my800lawyer.com, www.my800homeloan.com, www.my800travel.com and others.

The first “MY800” portal launch under the 800 Commerce platform will be “My800DOCTOR.com. My800Doctor.com will seek to revolutionize the online healthcare space by offering both the insured and uninsured patient a variety of healthcare options including telehealth and telemedicine functionality, online consultations, discount prescriptions on name brand drugs and digitized personal health records presently mandated by the Federal government by 2013. The website and mobile app will allow patients to search for doctors by specialty and other categories, read reviews, view medical related video content and schedule visits electronically.

Consumers will be able to pick and choose the physician of their choice within the network, receive online consultations at a minimum cost, receive prescriptions via email and get SMS prescriptions alerts and appointment reminders cutting down on time and travel related costs associated with customary doctor visits and standard healthcare.

The Company has recently filed provisional patents relating to systems and methods for the selection of transactional services to be used in electronic commerce. The transactional services protected under the provisional patent of 800 Commerce will allow users to do transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the internet. Software can be used to facilitate the use of transactional services and to match sellers with buyers in an effective manner.